Revenue (Details) - Schedule of Contract Balances ¥ in Thousands, $ in Thousands	Aug. 31, 2024 CNY (¥)	Aug. 31, 2024 USD ($)	Aug. 31, 2023 CNY (¥)
Revenue from Contract with Customer [Abstract]
Accounts receivable, net of allowance	¥ 18,793		¥ 13,800
Contract liabilities - Current	445,715		428,617
Non-current contract liabilities	866	$ 122	971
Refund liabilities	¥ 9,872		¥ 10,129